Supplementry Financial Statement Information (Details) - Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative) - USD ($)
$ in Thousands
		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Expenses [Line Items]
General and Administrative, Net		$ 2,313	$ 2,409
Research and Development, Net		1,808	1,711
Cost of Revenues, Net		408	1,193
Cost of Revenues [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses			392
Consultants and subcontractors			112
Royalties			79
Cost of Revenues, Gross			583
Operating costs not attributed to projects (mainly salary and related expenses)	[1]	408	610
Research and Development, Net [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		1,363	1,332
Consultants and subcontractors		210	188
Expenditure on materials		39	59
Depreciation and other		19	53
Office maintenance		177	173
Research and Development, Gross		1,808	1,805
Less - Government Grants			(94)
Selling and Marketing [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		439	548
Office maintenance		18	18
Project Promotion		21	32
Consultants		51	59
Other		87	30
Selling and Marketing, Net		616	687
General and Administrative [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		934	1,322
Depreciation and other		54	96
Office maintenance		91	88
Consultants and insurance		945	903
Allowance for credit losses		$ 289

[1]	Cost and expenses relating to periods in which the plant did not operate in full capacity.